INVESTORS
                             LIFE INSURANCE COMPANY
                                OF NORTH AMERICA
                         (Herein called Investors Life)

                               SEPARATE ACCOUNT II
                     (formerly INA/PUTNAM SEPARATE ACCOUNT)
                              FINANCIAL STATEMENTS
                                  JUNE 30, 2002

                                   (Unaudited)







This report is submitted for the general information of owners of Investors Life Insurance Company of North America Separate Account II variable annuity contracts. The Separate Account does not accept new contracts; accordingly, this report is not authorized for distribution to prospective purchasers of such contracts.

--------------------------------------------------------------------------------
Investors Life Insurance Company of North America
Administrative Offices: Austin, TX



EP-17512V

               INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                              SEPARATE ACCOUNT II
                     (formerly INA/PUTNAM SEPARATE ACCOUNT)
                        COMBINED STATEMENT OF NET ASSETS
                                 JUNE 30, 2002

                                     ASSETS

Investments at Market Value (Notes 1 and 2):
PUTNAM DIVISIONS
Money Market
    239,186  qualified shares                  (Cost $  239,186)     $   239,186
    593,319  non-qualified shares              (Cost $  593,319)         593,319
High Yield Trust
      8,464  qualified shares                  (Cost $  147,381)          60,092
    156,172  non-qualified shares              (Cost $2,505,826)       1,108,844
Equity Income Fund
      5,537  qualified shares                  (Cost $   15,365)          78,076
     47,533  non-qualified shares              (Cost $  556,771)         670,208
Investors Trust
     37,452  qualified shares                  (Cost $  374,838)         365,153
     70,034  non-qualified shares              (Cost $  666,475)         682,828
Income Fund
     14,512  qualified shares                  (Cost $   96,492)          94,761
     30,516  non-qualified shares              (Cost $  144,483)         199,269
PUTNAM VARIABLE TRUST DIVISIONS
Putnam Variable Trust Money Market
  4,529,847  non-qualified shares              (Cost $4,529,847)       4,529,847
Putnam Variable Trust Growth and Income
    145,321  non-qualified shares              (Cost $2,588,117)       3,053,206
Putnam Variable Trust Income
(formerly U.S. Government and High Quality Bond)
    108,418  non-qualified shares              (Cost $1,450,842)       1,340,052

Total Assets                                                         $13,014,841

                                  NET ASSETS

Net Assets (Notes 3 and 7):
PUTNAM DIVISIONS

Money Market
     69,505  qualified accumulation units outstanding           ($3.4412730  per unit)  $   239,186
    170,660  non-qualified accumulation units outstanding       ($3.4766130  per unit)      593,319
High Yield Trust
     10,315  qualified accumulation units outstanding           ($5.8257270  per unit)       60,092
    199,392  non-qualified accumulation units outstanding       ($5.5611270  per unit)    1,108,844
Equity Income Fund
      9,754  qualified accumulation units outstanding           ($8.0044660  per unit)       78,076
     82,934  non-qualified accumulation units outstanding       ($8.0812250  per unit)      670,208
Investors Trust
     39,589  qualified accumulation units outstanding           ($9.2236000  per unit)      365,153
     80,347  non-qualified accumulation units outstanding       ($8.4984830  per unit)      682,828
Income Fund
     14,415  qualified accumulation units outstanding           ($6.5737540  per unit)       94,761
     31,651  non-qualified accumulation units outstanding       ($6.2958150  per unit)      199,269
PUTNAM VARIABLE TRUST DIVISIONS
Putnam Variable Trust Money Market
  1,580,854  non-qualified accumulation units outstanding       ($2.8654430  per unit)    4,529,847
Putnam Variable Trust Growth and Income
    433,545  non-qualified accumulation units outstanding       ($7.0424210  per unit)    3,053,206
Putnam Variable Trust Income
(formerly U.S. Government and High Quality Bond)
    322,378  non-qualified accumulation units outstanding       ($4.1567740  per unit)    1,340,052

Net Assets                                                                              $13,014,841


   The accompanying notes are an integral part of these financial statements.

                INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT II
                     (formerly INA/PUTNAM SEPARATE ACCOUNT)
                       INDIVIDUAL STATEMENTS OF OPERATIONS
                           Period Ended June 30, 2002

                                PUTNAM DIVISIONS



                                                                        Money Market      Money Market
                                                                        Qualified         Non-Qualified
                                                                        (formerly Daily   (formerly Daily
                                                                        Dividend Trust)   Dividend Trust)

Investment Income:
     Dividends                                                          $   2,172         $   4,701

Expenses:
     Mortality risk and expense fees guarantees (Notes 1 and 3)             1,361             2,951

     Investment income (loss)-net                                             811             1,750

Net realized capital gain distributions                                         0                 0

Net realized gain (loss) on investments:
     Proceeds from sale of shares                                          83,279            82,117
     Cost of shares sold                                                   83,279            82,117

     Net realized gain (loss) on investments                                    0                 0

Change in unrealized appreciation (depreciation) in value of investments        0                 0

     Net realized and unrealized gain (loss) on investments                     0                 0

Net Increase (Decrease) in Net Assets from Operations                   $     811         $   1,750


   The accompanying notes are an integral part of these financial statements.

                INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT II
                     (formerly INA/PUTNAM SEPARATE ACCOUNT)
                       INDIVIDUAL STATEMENTS OF OPERATIONS
                           Period Ended June 30, 2002

                          PUTNAM DIVISIONS (Continued)



                                                                        High Yield        High Yield
                                                                        Trust             Trust
                                                                        Qualified         Non-Qualified
Investment Income:
     Dividends                                                          $   3,379         $  65,139

Expenses:
     Mortality risk and expense fees guarantees (Notes 1 and 3)               291             5,589

     Investment income (loss)-net                                           3,088            59,550


Net realized capital gain distributions                                         0                 0

Net realized gain (loss) on investments:
     Proceeds from sale of shares                                             291            89,989
     Cost of shares sold                                                      292            90,469

     Net realized gain (loss) on investments                                   (1)             (480)

Change in unrealized appreciation (depreciation) in value of investments   (4,937)          (91,928)

     Net realized and unrealized gain (loss) on investments                (4,938)          (92,408)

Net Increase (Decrease) in Net Assets from Operations                   $  (1,850)        $ (32,858)


   The accompanying notes are an integral part of these financial statements.

               INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT II
                     (formerly INA/PUTNAM SEPARATE ACCOUNT)
                       INDIVIDUAL STATEMENTS OF OPERATIONS
                           Period Ended June 30, 2002

                          PUTNAM DIVISIONS (Continued)




                                                                        Equity            Equity
                                                                        Income            Income
                                                                        Qualified         Non-Qualified
Investment Income:
     Dividends                                                          $     579         $   4,927

Expenses:
     Mortality risk and expense fees guarantees (Notes 1 and 3)               386             3,255

     Investment income (loss)-net                                             193             1,672


Net realized capital gain distributions                                         0                 0

Net realized gain (loss) on investments:
     Proceeds from sale of shares                                           3,289             4,757
     Cost of shares sold                                                    3,264             4,768

     Net realized gain (loss) on investments                                   25               (11)

Change in unrealized appreciation (depreciation) in value of investments   (3,388)          (29,005)

     Net realized and unrealized gain (loss) on investments                (3,363)          (29,016)

Net Increase (Decrease) in Net Assets from Operations                   $  (3,170)        $ (27,344)


   The accompanying notes are an integral part of these financial statements.

                 INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT II
                     (formerly INA/PUTNAM SEPARATE ACCOUNT)
                       INDIVIDUAL STATEMENTS OF OPERATIONS
                           Period Ended June 30, 2002

                          PUTNAM DIVISIONS (Continued)



                                                                        Investors         Investors
                                                                        Trust             Trust
                                                                        Qualified         Non-Qualified

Investment Income:
     Dividends                                                          $       0         $       0

Expenses:
     Mortality risk and expense fees guarantees (Notes 1 and 3)             2,090             3,518

     Investment income (loss)-net                                          (2,090)           (3,518)


Net realized capital gain distributions                                         0                 0

Net realized gain (loss) on investments:
     Proceeds from sale of shares                                          44,697             5,293
     Cost of shares sold                                                   46,331             5,074

     Net realized gain (loss) on investments                               (1,634)              219

Change in unrealized appreciation (depreciation) in value of investments  (73,411)         (126,622)

     Net realized and unrealized gain (loss) on investments               (75,045)         (126,403)

Net Increase (Decrease) in Net Assets from Operations                   $ (77,135)        $(129,921)


   The accompanying notes are an integral part of these financial statements.

                INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT II
                     (formerly INA/PUTNAM SEPARATE ACCOUNT)
                       INDIVIDUAL STATEMENTS OF OPERATIONS
                           Period Ended June 30, 2002

                          PUTNAM DIVISIONS (Continued)



                                                                        Income            Income
                                                                        Fund              Fund
                                                                        Qualified         Non-Qualified
Investment Income:
     Dividends                                                          $   3,402         $   5,424

Expenses:
     Mortality risk and expense fees guarantees (Notes 1 and 3)               571               910

     Investment income (loss)-net                                           2,831             4,514


Net realized capital gain distributions                                         0                 0

Net realized gain (loss) on investments:
     Proceeds from sale of shares                                          31,405             1,199
     Cost of shares sold                                                   28,919             1,195

Net realized gain (loss) on investments                                     2,486                 4

Change in unrealized appreciation (depreciation) in value of investments   (1,730)            1,222

     Net realized and unrealized gain (loss) on investments                   756             1,226

Net Increase (Decrease) in Net Assets from Operations                   $   3,587         $   5,740


The accompanying notes are an integral part of these financial statements.

               INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT II
                     (formerly INA/PUTNAM SEPARATE ACCOUNT)
                       INDIVIDUAL STATEMENTS OF OPERATIONS
                           Period Ended June 30, 2002

                        PUTNAM VARIABLE TRUST DIVISIONS

                                                                Putnam
                                                                Variable Trust
                                                                Money
                                                                Market
                                                                Non-Qualified
Investment Income:
     Dividends                                                  $  38,082

Expenses:
     Mortality risk and expense fees guarantees (Notes 1 and 3)    23,530

     Investment income (loss)-net                                  14,552


Net realized capital gain distributions                                 0

Net realized gain (loss) on investments:
     Proceeds from sale of shares                                 908,897
     Cost of shares sold                                          908,897

     Net realized gain (loss) on investments                            0

Change in unrealized appreciation (depreciation)
 in value of investments                                                0

     Net realized and unrealized gain (loss) on investments             0

Net Increase (Decrease) in Net Assets from Operations           $  14,552

   The accompanying notes are an integral part of these financial statements.

               INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT II
                     (formerly INA/PUTNAM SEPARATE ACCOUNT)
                       INDIVIDUAL STATEMENTS OF OPERATIONS
                           Period Ended June 30, 2002

                  PUTNAM VARIABLE TRUST DIVISIONS (Continued)

                                                                Putnam
                                                                Variable Trust
                                                                Growth and
                                                                Income
                                                                Non-Qualified
Investment Income:
     Dividends                                                  $  54,666

Expenses:
     Mortality risk and expense fees guarantees (Notes 1 and 3)    15,920

     Investment income (loss)-net                                  38,746


Net realized capital gain distributions                            18,172

Net realized gain (loss) on investments:
     Proceeds from sale of shares                                 320,429
     Cost of shares sold                                          342,036

     Net realized gain (loss) on investments                      (21,607)

Change in unrealized appreciation (depreciation)
 in value of investments                                         (356,006)

     Net realized and unrealized gain (loss) on investments      (359,441)

Net Increase (Decrease) in Net Assets from Operations           $(320,695)

   The accompanying notes are an integral part of these financial statements.

               INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT II
                     (formerly INA/PUTNAM SEPARATE ACCOUNT)
                       INDIVIDUAL STATEMENTS OF OPERATIONS
                           Period Ended June 30, 2002

                  PUTNAM VARIABLE TRUST DIVISIONS (Continued)

                                                               Putnam Variable
                                                               Trust Income Fund
                                                               (formerly U.S.
                                                               Govmnt & High
                                                               Quality Bond)
                                                               Non-Qualified
Investment Income:
     Dividends                                                  $  74,363

Expenses:
     Mortality risk and expense fees guarantees (Notes 1 and 3)     6,520

     Investment income (loss)-net                                  67,843

Net realized capital gain distributions                                 0

Net realized gain (loss) on investments:
     Proceeds from sale of shares                                 154,256
     Cost of shares sold                                          150,802

        Net realized gain (loss) on investments                     3,454

Change in unrealized appreciation (depreciation)
  in value of investments                                         (31,759)

     Net realized and unrealized gain (loss) on investments       (28,305)

Net Increase (Decrease) in Net Assets from Operations           $  39,538

   The accompanying notes are an integral part of these financial statements.

                INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT II
                     (formerly INA/PUTNAM SEPARATE ACCOUNT)
                   INDIVIDUAL STATEMENTS CHANGES IN NET ASSETS
                         For Period Ended June 30, 2002

                                PUTNAM DIVISIONS


                                                                Money Market     Money Market
                                                                Qualified        Non-Qualified
                                                                (formerly Daily  (formerly Daily
                                                                Dividend Trust)  Dividend Trust)

Increase (Decrease) in Net Assets from Operations:
     Investment income (loss)-net                               $       811      $     1,750
     Realized capital gain distributions                                  0                0
     Net realized gain (loss) on investments                              0                0
     Change in unrealized appreciation (depreciation)
      in value of investments                                             0                0

Net increase (decrease) in net assets from operations                   811            1,750

Accumulation Unit Transactions:
     Net contract considerations and transfers in (Note 3)                0                0
     Net contract surrenders and transfers out (Note 3)             (81,918)         (66,296)
     Benefit payments to annuitants                                       0          (12,870)

Net increase (decrease) from accumulation unit transactions         (81,918)         (79,166)

Net Increase (Decrease) in Net Assets                               (81,107)         (77,416)

Net Assets:
    Net assets at December 31, 2001                                 320,293          670,735

    Net assets at June 30, 2002                                 $   239,186      $   593,319


                          Year Ended December 31, 2001
                                PUTNAM DIVISIONS



                                                                Money Market     Money Market
                                                                Qualified        Non-Qualified
                                                                (formerly Daily  (formerly Daily
                                                                Dividend Trust)  Dividend Trust)

Increase (Decrease) in Net Assets from Operations:
    Investment income (loss)-net                                $     9,809      $    20,937
    Realized capital gain distributions                                   0                0
    Net realized gain (loss) on investments                               0                0
    Change in unrealized appreciation (depreciation)
     in value of investments                                              0                0

Net increase (decrease) in net assets from operations           $     9,809      $    20,937

Accumulation Unit Transactions:
    Net contract considerations and transfers in (Note 3)                 0                0
    Net contract surrenders and transfers out (Note 3)              (51,452)         (80,912)
    Benefit payments to annuitants                                        0          (25,730)

Net increase (decrease) from accumulation unit transactions         (51,452)        (106,642)

Net Increase (Decrease) in Net Assets                               (41,643)         (85,705)

Net Assets:
    Net assets at December 31, 2000                                 361,936          756,440

    Net assets at December 31, 2001                             $   320,293      $   670,735


The accompanying notes are an integral part of these financial statements.

                         For Period Ended June 30, 2002
                                PUTNAM DIVISIONS
                                   (Continued)



                                                                High Yield       High Yield
                                                                Trust            Trust
                                                                Qualified        Non-Qualified

Increase (Decrease) in Net Assets from Operations:
    Investment income (loss)-net                                $     3,088      $    59,550
    Realized capital gain distributions                                   0                0
    Net realized gain (loss) on investments                              (1)            (480)
    Change in unrealized appreciation (depreciation)
     in value of investments                                         (4,937)         (91,928)

Net increase (decrease) in net assets from operations                (1,850)         (32,858)

Accumulation Unit Transactions:
    Net contract considerations and transfers in (Note 3)                 0                0
    Net contract surrenders and transfers out (Note 3)                    0          (83,027)
    Benefit payments to annuitants                                        0           (1,373)

Net increase (decrease) from accumulation unit transactions               0          (84,400)

Net Increase (Decrease) in Net Assets                                (1,850)        (117,258)

Net Assets:
    Net assets at December 31, 2001                                  61,942        1,226,102

    Net assets at June 30, 2002                                 $    60,092      $ 1,108,844


                          Year Ended December 31, 2001
                                PUTNAM DIVISIONS
                                   (Continued)



                                                                High Yield       High Yield
                                                                Trust            Trust
                                                                Qualified        Non-Qualified

Increase (Decrease) in Net Assets from Operations:
    Investment income (loss)-net                                $     8,070      $   138,270
    Realized capital gain distributions                                   0                0
    Net realized gain (loss) on investments                          (7,746)         (78,277)
    Change in unrealized appreciation (depreciation)
     in value of investments                                          1,214          (23,921)

Net increase (decrease) in net assets from operations                 1,538           36,072

Accumulation Unit Transactions:
    Net contract considerations and transfers in (Note 3)                 0                0
    Net contract surrenders and transfers out (Note 3)              (16,191)        (134,061)
    Benefit payments to annuitants                                        0           (2,866)

Net increase (decrease) from accumulation unit transactions         (16,191)        (136,927)

Net Increase (Decrease) in Net Assets                               (14,653)        (100,855)

Net Assets:
    Net assets at December 31, 2000                                  76,595        1,326,957

    Net assets at December 31, 2001                             $    61,942      $ 1,226,102


The accompanying notes are an integral part of these financial statements.

                         For Period Ended June 30, 2002
                                PUTNAM DIVISIONS
                                   (Continued)



                                                                Equity           Equity
                                                                Income Fund      Income Fund
                                                                Qualified        Non-Qualified

Increase (Decrease) in Net Assets from Operations:
    Investment income (loss)-net                                $       193      $     1,672
    Realized capital gain distributions                                   0                0
    Net realized gain (loss) on investments                              25              (11)
    Change in unrealized appreciation (depreciation)
     in value of investments                                         (3,388)         (29,005)

Net increase (decrease) in net assets from operations                (3,170)         (27,344)

Accumulation Unit Transactions:
    Net contract considerations and transfers in (Note 3)                 0                0
    Net contract surrenders and transfers out (Note 3)                    0           (1,502)
    Benefit payments to annuitants                                   (2,903)               0

Net increase (decrease) from accumulation unit transactions          (2,903)          (1,502)

Net Increase (Decrease) in Net Assets                                (6,073)         (28,846)

Net Assets:
    Net assets at December 31, 2001                                  84,149          699,054

    Net assets at June 30, 2002                                 $    78,076      $   670,208


                          Year Ended December 31, 2001
                                PUTNAM DIVISIONS
                                   (Continued)



                                                                Equity           Equity
                                                                Income Fund      Income Fund
                                                                Qualified        Non-Qualified

Increase (Decrease) in Net Assets from Operations:
    Investment income (loss)-net                                $       627      $     5,010
    Realized capital gain distributions                               1,002            8,328
    Net realized gain (loss) on investments                             172              152
    Change in unrealized appreciation (depreciation)
     in value of investments                                         (5,279)         (31,401)

Net increase (decrease) in net assets from operations                (3,478)         (17,911)

Accumulation Unit Transactions:
    Net contract considerations and transfers in (Note 3)                 0                0
    Net contract surrenders and transfers out (Note 3)              (10,726)             (30)
    Benefit payments to annuitants                                   (6,049)               0

Net increase (decrease) from accumulation unit transactions         (16,775)             (30)

Net Increase (Decrease) in Net Assets                               (20,253)         (17,941)

Net Assets:
    Net assets at December 31, 2000                                 104,402          716,995

    Net assets at December 31, 2001                             $    84,149      $   699,054


   The accompanying notes are an integral part of these financial statements.

                         For Period Ended June 30, 2002
                                PUTNAM DIVISIONS
                                   (Continued)



                                                                Investors        Investors
                                                                Trust            Trust
                                                                Qualified        Non-Qualified

Increase (Decrease) in Net Assets from Operations:
    Investment income (loss)-net                                $    (2,090)     $    (3,518)
    Realized capital gain distributions                                   0                0
    Net realized gain (loss) on investments                          (1,634)             219
    Change in unrealized appreciation (depreciation)
     in value of investments                                        (73,411)        (126,622)

Net increase (decrease) in net assets from operations               (77,135)        (129,921)

Accumulation Unit Transactions:
    Net contract considerations and transfers in (Note 3)                 0                0
    Net contract surrenders and transfers out (Note 3)              (39,314)               0
    Benefit payments to annuitants                                   (3,293)          (1,424)

Net increase (decrease) from accumulation unit transactions         (42,607)          (1,424)

Net Increase (Decrease) in Net Assets                              (119,742)        (131,345)

Net Assets:
    Net assets at December 31, 2001                                 484,895          814,173

    Net assets at June 30, 2002                                 $   365,153      $   682,828


                          Year Ended December 31, 2001
                                PUTNAM DIVISIONS
                                   (Continued)



                                                                Investors        Investors
                                                                Trust            Trust
                                                                Qualified        Non-Qualified

Increase (Decrease) in Net Assets from Operations:
    Investment income (loss)-net                                $    (5,510)     $    (8,473)
    Realized capital gain distributions                                   0                0
    Net realized gain (loss) on investments                          10,341           (3,654)
    Change in unrealized appreciation (depreciation)
     in value of investments                                       (190,437)        (268,138)

Net increase (decrease) in net assets from operations              (185,606)        (280,265)

Accumulation Unit Transactions:
    Net contract considerations and transfers in (Note 3)                 0                0
    Net contract surrenders and transfers out (Note 3)              (84,560)            (272)
    Benefit payments to annuitants                                   (8,264)          (5,181)

Net increase (decrease) from accumulation unit transactions         (92,824)          (5,453)

Net Increase (Decrease) in Net Assets                              (278,430)        (285,718)

Net Assets:
    Net assets at December 31, 2000                                 763,325        1,099,891

    Net assets at December 31, 2001                             $   484,895      $   814,173


   The accompanying notes are an integral part of these financial statements.

                         For Period Ended June 30, 2002
                                PUTNAM DIVISIONS
                                   (Continued)



                                                                Income           Income
                                                                Fund             Fund
                                                                Qualified        Non-Qualified

Increase (Decrease) in Net Assets from Operations:
    Investment income (loss)-net                                $     2,831      $     4,514
    Realized capital gain distributions                                   0                0
    Net realized gain (loss) on investments                           2,486                4
    Change in unrealized appreciation (depreciation)
     in value of investments                                         (1,730)           1,222

Net increase (decrease) in net assets from operations                 3,587            5,740


Accumulation Unit Transactions:
    Net contract considerations and transfers in (Note 3)                 0                0
    Net contract surrenders and transfers out (Note 3)              (27,332)               0
    Benefit payments to annuitants                                        0             (289)

Net increase (decrease) from accumulation unit transactions         (27,332)            (289)

Net Increase (Decrease) in Net Assets                               (23,745)           5,451

Net Assets:
    Net assets at December 31, 2001                                 118,506          193,818

    Net assets at June 30, 2002                                 $    94,761      $   199,269


                          Year Ended December 31, 2001
                                PUTNAM DIVISIONS
                                   (Continued)



                                                                Income           Income
                                                                Fund             Fund
                                                                Qualified        Non-Qualified

Increase (Decrease) in net assets from Operations:
    Investment income (loss)-net                                $     5,791      $     9,517
    Realized capital gain distributions                                   0                0
    Net realized gain (loss) on investments                              22              352
    Change in unrealized appreciation (depreciation)
     in value of investments                                         (2,005)           3,194

Net increase (decrease) in net assets from operations                 7,818           13,063


Accumulation Unit Transactions:
    Net contract considerations and transfers in (Note 3)                 0                0
    Net contract surrenders and transfers out (Note 3)               (5,482)         (10,039)
    Benefit payments to annuitants                                        0             (587)

Net increase (decrease) from accumulation unit transactions          (5,482)         (10,626)

Net Increase (Decrease) in Net Assets                                 2,336            2,437

Net Assets:
    Net assets at December 31, 2000                                 116,170          191,381

    Net assets at December 31, 2001                             $   118,506      $   193,818


   The accompanying notes are an integral part of these financial statements.

                         For Period Ended June 30, 2002
                         PUTNAM VARIABLE TRUST DIVISION

                                                                Putnam
                                                                Variable Trust
                                                                Money
                                                                Market
                                                                Non-Qualified

Increase (Decrease) in net assets from Operations:
    Investment income (loss)-net                                $    14,552
    Realized capital gain distributions                                   0
    Net realized gain (loss) on investments                               0
    Change in unrealized appreciation (depreciation)
     in value of investments                                              0

Net increase (decrease) in net assets from operations                14,552


Accumulation Unit Transactions:
    Net contract considerations and transfers in (Note 3)                 0
    Net contract surrenders and transfers out (Note 3)             (850,259)
    Benefit payments to annuitants                                  (35,108)

Net increase (decrease) from accumulation unit transactions        (885,367)

Net Increase (Decrease) in Net Assets                              (870,815)

Net Assets:
    Net assets at December 31, 2001                               5,400,662

    Net assets at June 30, 2002                                 $ 4,529,847

                          Year Ended December 31, 2001
                         PUTNAM VARIABLE TRUST DIVISION
                                  (Continued)

                                                                Putnam
                                                                Variable Trust
                                                                Money
                                                                Market
                                                                Non-Qualified

Increase (Decrease) in net assets from Operations:
    Investment income (loss)-net                                $   158,284
    Realized capital gain distributions                                   0
    Net realized gain (loss) on investments                               0
    Change in unrealized appreciation (depreciation)
     in value of investments                                              0

Net increase (decrease) in net assets from operations               158,284

Accumulation Unit Transactions:
    Net contract considerations and transfers in (Note 3)           100,000
    Net contract surrenders and transfers out (Note 3)             (265,058)
    Benefit payments to annuitants                                  (38,064)

Net increase (decrease) from accumulation unit transactions        (203,122)

Net Increase (Decrease) in Net Assets                               (44,838)

Net Assets:
    Net assets at December 31, 2000                               5,445,500

    Net assets at December 31, 2001                             $ 5,400,662

   The accompanying notes are an integral part of these financial statements.

                         For Period Ended June 30, 2002
                         PUTNAM VARIABLE TRUST DIVISION
                                  (Continued)

                                                                Putnam
                                                                Variable Trust
                                                                Growth and
                                                                Income
                                                                Non-Qualified

Increase (Decrease) in net assets from Operations:
    Investment income (loss)-net                                $    38,746
    Realized capital gain distributions                              18,172
    Net realized gain (loss) on investments                         (21,607)
    Change in unrealized appreciation (depreciation)
     in value of investments                                       (356,006)

Net increase (decrease) in net assets from operations              (320,695)

Accumulation Unit Transactions:
    Net contract considerations and transfers in (Note 3)           100,190
    Net contract surrenders and transfers out (Note 3)             (284,278)
    Benefit payments to annuitants                                  (18,599)

Net increase (decrease) from accumulation unit transactions        (202,687)

Net Increase (Decrease) in Net Assets                              (523,382)

Net Assets:
    Net assets at December 31, 2001                               3,576,588

    Net assets at June 30, 2002                                 $ 3,053,206

                          Year Ended December 31, 2001
                         PUTNAM VARIABLE TRUST DIVISIONS
                                  (Continued)

                                                                Putnam
                                                                Variable Trust
                                                                Growth and
                                                                Income
                                                                Non-Qualified

Increase (Decrease) in net assets from Operations:
    Investment income (loss)-net                                $    28,295
    Realized capital gain distributions                              45,596
    Net realized gain (loss) on investments                          (5,741)
    Change in unrealized appreciation (depreciation)
     in value of investments                                       (355,297)

Net increase (decrease) in net assets from operations              (287,147)

Accumulation Unit Transactions:
    Net contract considerations and transfers in (Note 3)                 0
    Net contract surrenders and transfers out (Note 3)             (240,366)
    Benefit payments to annuitants                                  (13,537)

Net increase (decrease) from accumulation unit transactions        (253,903)

Net Increase (Decrease) in Net Assets                              (541,050)

Net Assets:
    Net assets at December 31, 2000                               4,117,638

    Net assets at December 31, 2001                             $ 3,576,588

   The accompanying notes are an integral part of these financial statements.

                         For Period Ended June 30, 2002
                         PUTNAM VARIABLE TRUST DIVISION
                                  (Continued)

                                                                Putnam Variable
                                                                Trust Income
                                                                (formerly U.S.
                                                                Govmnt & High
                                                                Quality Bond )
                                                                Non-Qualified

Increase (Decrease) in net assets from Operations:
    Investment income (loss)-net                                $    67,843
    Realized capital gain distributions                                   0
    Net realized gain (loss) on investments                           3,454
    Change in unrealized appreciation (depreciation)
     in value of investments                                        (31,759)

Net increase (decrease) in net assets from operations                39,538

Accumulation Unit Transactions:
    Net contract considerations and transfers in (Note 3)                 0
    Net contract surrenders and transfers out (Note 3)             (107,755)
    Benefit payments to annuitants                                  (39,981)

Net increase (decrease) from accumulation unit transactions        (147,736)

Net Increase (Decrease) in Net Assets                              (108,198)

Net Assets:
    Net assets at December 31, 2001                               1,448,250

    Net assets at June 30, 2002                                 $ 1,340,052

                          Year Ended December 31, 2001
                         PUTNAM VARIABLE TRUST DIVISION
                                  (Continued)

                                                                Putnam Variable
                                                                Trust Income
                                                                (formerly U.S.
                                                                Govmt & High
                                                                Quality Bond)
                                                                Non-Qualified

Increase (Decrease) in net assets from Operations:
    Investment income (loss)-net                                $    88,983
    Realized capital gain distributions                                   0
    Net realized gain (loss) on investments                           6,386
    Change in unrealized appreciation (depreciation)
     in value of investments                                           (767)

Net increase (decrease) in net assets from operations                94,602

Accumulation Unit Transactions:
    Net contract considerations and transfers in (Note 3)                 0
    Net contract surrenders and transfers out (Note 3)             (174,353)
    Benefit payments to annuitants                                  (20,668)

Net increase (decrease) from accumulation unit transactions        (195,021)

Net Increase (Decrease) in Net Assets                              (100,419)

Net Assets:
    Net assets at December 31, 2000                               1,548,669

    Net assets at December 31, 2001                             $ 1,448,250

   The accompanying notes are an integral part of these financial statements.

               INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                              SEPARATE ACCOUNT II
                     (formerly INA/PUTNAM SEPARATE ACCOUNT)
                         NOTES TO FINANCIAL STATEMENTS
                                 JUNE 30, 2002

Note 1. Organization

Investors Life Insurance Company of North America - Separate Account II (the"Separate Account"), a separate account of Investors Life Insurance Company of North America ("Investors Life"), is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Separate Account currently has five specific Putnam Divisions which correspond to five Putnam mutual funds (the "Putnam Funds") and three Putnam Variable Trust Divisions which correspond to three portfolios of the Putnam Variable Trust (and, collectively, the "Funds"). Each Division contains two subdivisions, one for the allocation of tax qualified and one for the allocation of non-tax qualified net payments made under variable annuity contracts.

Amounts allocated to the Separate Account for variable annuity contracts can be invested by Investors Life in up to three of the following mutual funds: Putnam Income Fund, Inc., Putnam High Yield Trust, Putnam Equity Income Fund, Putnam Money Market Fund and Putnam Investors Fund, Inc. (the "Putnam Divisions"). In addition, variable annuity contract values transferred as a result of Revenue Ruling 81-225 (see Note 5), can be invested in up to three of the following portfolios of Putnam Variable Trust: Putnam Variable Trust Money Market Fund, Putnam Variable Trust Income Fund and Putnam Variable Trust Growth and Income Fund (the "Putnam Variable Trust Divisions"). The contract owners' equity of each subdivision of the Separate Account is affected by the investment results of the appropriate Putnam Fund, or Putnam Variable Trust Fund, shares designated for the subdivision, the mortality risk and expense fees guarantees assessed on Separate Account assets (see Note 3) and the administrative charge deductions.

Under the current provisions of the Internal Revenue Code (the "Code"), transfers of contract values from one division of the Separate Account to another division are not subject to current taxation. There can be no assurance that future changes in the Code will not subject such transfers to current taxation.

Note 2. Significant Accounting Policies

Following is a summary of the  significant  accounting  policies of the Separate
Account: (a) the market value of investments is based on closing bid prices (net asset value) at June 30, 2002; (b) investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date; (c) the cost of investments sold is determined on the specific identification method. See Notes 4 through 6 with respect to income taxes.


Note 3. Contract Owner Transactions

Contract owners have limited rights to transfer their contract values between Separate Account Divisions. Certain contract owners affected by Revenue Ruling 81-225 have limited rights to transfer their contract values to Divisions for which one of the portfolios of Putnam Variable Trust serves as the underlying investment vehicle (see Note 5). The amount of all transfers for the six-month period ended June 30, 2002 was $100,190. Payments for the six-month period ended June 30, 2002 were $1,541,679 with respect to contract surrender benefits and $115,840 with respect to annuity benefits. Investors Life charges a fee to each Separate Account subdivision for assuming the mortality risk and expense fees guarantees. The daily equivalent of the annual charges of 0.95% is made against the average net value of the Separate Account.


Note 4. Income Taxes

Investors Life is taxed as a life insurance company under the Code. The Separate Account is taxed as a part of Investors Life. Under the current provisions of the Code, no federal income taxes are payable by Investors Life with respect to investment income and capital gains on the assets of the Separate Account when used to determine contract values. Investors Life retains the right to make adjustments for taxes to Separate Account assets should future changes in the Code so warrant.

Note 5. Effect of Revenue Ruling 81-225

Revenue Ruling 81-225 was issued by the Internal Revenue Service on September 25, 1981. The Ruling pertains to variable annuities, where the insurance company, through a separate account, holds shares of mutual funds which also offer their shares to the public independently. The Ruling also questioned the tax treatment of variable annuity contracts where the underlying mutual funds are not managed by the issuing insurance company or an affiliate, or where the contract owner may initially allocate, and subsequently reallocate the contract values among several underlying funds.

The Ruling adversely affected the tax status of the Separate Account variable annuity contracts issued on a non-tax qualified basis after December 31, 1980, and those issued after September 25, 1981 which were intended to qualify under Internal Revenue Code Sections 403(a), 403(b) or 408(b).

As a result, Investors Life suspended new contract sales utilizing the Putnam Division. A former affiliate of Investors Life sponsored the creation of a new money market mutual fund called INA Annuity Fund Inc. This fund became the CIGNA Annuity Fund, Inc. Money Market portfolio late in 1982 and three additional portfolios were introduced. In October, 1985, the CIGNA Annuity Fund, Inc. was reorganized as the CIGNA Annuity Funds Group, pursuant to a plan of reorganization approved by shareholders of the Fund. Contract owners who transfer their Putnam Division contract values to the CIGNA Division cannot later reverse the transfer back to any of the Putnam Divisions. As of April 18, 1995, shares of the Putnam Variable Trust were substituted for shares of the applicable CIGNA Fund as the underlying investment vehicle. Investors Life obtained an order from the U.S. Securities and Exchange Commission approving the provisions of the substitution. Thereafter, the proposal was submitted to contractholders for their approval, in accordance with the provisions of the variable annuity contracts. The substitution of shares of certain portfolios of Putnam Variable Trust as the underlying investment vehicle for the variable annuity contracts was effected by Investors Life's exchange of shares of each of the portfolios of the CIGNA Funds for shares of the corresponding portfolio of Putnam Variable Trust.

Note 6. Diversification Requirements

Under the provisions of Section 817(h) of the Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Internal Revenue Service has issued regulations under section 817(h) of the Code. Investors Life believes that the Separate Account satisfies the current requirements of the regulations, and it intends that the Separate Account will continue to meet such requirements.

Note 7. Accumulation Unit Transactions

For the Period Ended June 30, 2002

The changes in the number of accumulation units (the measure of ownership in the Separate Account) during the period ended June 30, 2002 and units outstanding at June 30, 2002 were as follows:

                                PUTNAM DIVISIONS

                                                Money Market     Money Market
                                                Qualified        Non-Qualified
                                                (formerly Daily  (formerly Daily
                                                Dividend Trust)  Dividend Trust)


Units outstanding at December 31, 2001               93,283          193,376

Units purchased and transfers in                          0                0

Benefits, surrenders and transfers out              (23,778)         (22,716)

Units outstanding at June 30, 2002                   69,505          170,660



                                                High Yield       High Yield
                                                Trust            Trust
                                                Qualified        Non-Qualified

Units outstanding at December 31, 2001               10,315          213,900

Units purchased and transfers in                          0                0

Benefits, surrenders and transfers out                    0          (14,508)

Units outstanding at June 30, 2002                   10,315          199,392

                                PUTNAM DIVISIONS
                                    Continued

                                                Equity           Equity
                                                Income           Income
                                                Qualified        Non-Qualified


Units outstanding at December 31, 2001              10,097            83,114

Units purchased and transfers in                         0                 0

Benefits, surrenders and transfers out                (343)             (180)

Units outstanding at June 30, 2002                   9,754            82,934



                                                Investors        Investors
                                                Trust            Trust
                                                Qualified        Non-Qualified


Units outstanding at December 31, 2001              44,172            80,496

Units purchased and transfers in                         0                 0

Benefits, surrenders and transfers out              (4,583)             (149)

Units outstanding at June 30, 2002                  39,589            80,347

                                PUTNAM DIVISIONS
                                    Continued

                                                Income           Income
                                                Fund             Fund
                                                Qualified        Non-Qualified


Units outstanding at December 31, 2001              18,561            31,697

Units purchased and transfers in                         0                 0

Benefits, surrenders and transfers out              (4,146)              (46)

Units outstanding at June 30, 2002                  14,415            31,651

                         PUTNAM VARIABLE TRUST DIVISION

                                                                 Putnam
                                                                 Variable Trust
                                                                 Money Market
                                                                 Non-Qualified

Units outstanding at December 31, 2001                             1,889,944

Units purchased and transfers in                                           0

Benefits, surrenders and transfers out                              (309,090)

Units outstanding at June 30, 2002                                 1,580,854



                                                                 Putnam
                                                                 Variable Fund
                                                                 Trust Growth
                                                                 and Income
                                                                 Non-Qualified


Units outstanding at December 31, 2001                               460,258

Units purchased and transfers in                                      13,660

Benefits, surrenders and transfers out                               (40,373)

Units outstanding at June 30, 2002                                   433,545



                                                                 Putnam Variable
                                                                 Trust Income
                                                                 (formerly U.S.
                                                                 Govmnt & High
                                                                 Quality Bond)
                                                                 Non-Qualified

Units outstanding at December 31, 2001                               358,375

Units purchased and transfers in                                           0

Benefits, surrenders and transfers out                               (35,997)

Units outstanding at June 30, 2002                                   322,378

The accumulation units for ten of the subdivisions include units applicable to contract owners who are "on benefit annuitants." At June 30, 2002, the number of accumulation units, the aggregate value of the subdivisions' equity and the number of monthly annuity units and value per unit of "on benefit annuitants" are as follows:



                                                            Accumulation      Aggregate      Monthly         Annuity
                                                                Units           Value      Annuity Units    Unit Value

Money Market Non-Qualified (formerly Daily Dividend Trust)     95,983         $333,696        2,007         $1.1253280
High Yield Trust Qualified                                      4,817         $ 28,063          255         $2.7468867
High Yield Trust Non-Qualified                                  5,725         $ 31,837          136         $2.7091388
Equity Income Fund Qualified                                    6,333         $ 50,692          172         $2.7937712
Investors Trust Qualified                                       7,374         $ 68,015          312         $3.2288883
Investors Trust Non-Qualified                                   5,213         $ 44,303          217         $1.8532113
Income Fund Non-Qualified                                       1,113         $  7,007           23         $3.2120832
Putnam Variable Trust Money Market Non-Qualified              146,745         $420,489        3,355         $1.2991186
Putnam Variable Trust Growth and Income , Non-Qualified        16,646         $117,228          512         $2.5098087
Putnam Variable Trust Income (formerly U.S. Government
  and High Quality Bond) Non-Qualified                         55,898         $232,355        1,331         $1.8432373


                              SEPARATE ACCOUNT II
                     (formerly INA/Putnam Separate Account)

Note 8. Expense Ratios and Net Investment Income Ratios

Period Ended June 30, 2002

A summary of unit values and units outstanding for variable annuity contracts and the expense ratios and investment income ratios, excluding expenses of the underlying funds, for each of the five years in the period ended June 30, 2002 were as follows:

PUTNAM DIVISIONS
Money Market
Qualified
                                 Net Assets   Expenses as a  Investment
                         Unit                  % of Average   Income     Total
            Units        Value       (000s)     Net Assets     Ratio     Return
06/30/02     69,505   $ 3.4412730    $  239      0.80%        1.28%       0.48%

12/31/01     93,283   $ 3.4335720    $  320      0.80%        3.31%       2.51%

12/31/00    108,566   $ 3.3337880    $  362      0.80%        5.00%       4.20%

12/31/99    116,281   $ 3.1723080    $  369      0.80%        4.07%       3.27%

12/31/98    134,573   $ 3.0520108    $  411      0.80%        4.36%       3.56%


Money Market
Non-Qualified
                                 Net Assets   Expenses as a  Investment
                         Unit                  % of Average   Income     Total
            Units        Value       (000s)     Net Assets     Ratio     Return
06/30/02    170,660   $ 3.4766130    $  593      0.80%         1.27%      0.47%

12/31/01    193,376   $ 3.4685520    $  671      0.80%         3.32%      2.52%

12/31/00    224,612   $ 3.3677630    $  756      0.80%         4.98%      4.18%

12/31/99    259,973   $ 3.2047680    $  833      0.80%         4.07%      3.27%

12/31/98    349,907   $ 3.0839499    $1,079      0.80%         4.36%      3.56%

High Yield Trust
Qualified
                                 Net Assets   Expenses as a  Investment
                         Unit                  % of Average   Income     Total
            Units        Value       (000s)     Net Assets     Ratio     Return
06/30/02     10,315   $ 5.8257270    $   60      0.80%         9.29%     -5.09%

12/31/01     10,315   $ 6.0050890    $   62      0.80%        10.14%      1.78%

12/31/00     13,067   $ 5.8617320    $   77      0.80%         9.60%     -8.06%

12/31/99     16,803   $ 6.5107240    $  109      0.80%         9.18%      5.02%

12/31/98     35,048   $ 6.1727574    $  216      0.80%         8.59%     -7.36%


High Yield Trust
Non-Qualified
                                 Net Assets   Expenses as a  Investment
                         Unit                  % of Average   Income     Total
            Units        Value       (000s)     Net Assets     Ratio     Return
06/30/02    199,392   $ 5.5611270    $1,109      0.80%         9.32%     -4.70%

12/31/01    213,900   $ 5.7321290    $1,226      0.80%        10.11%      2.43%

12/31/00    237,165   $ 5.5950780    $1,327      0.80%         9.62%     -8.18%

12/31/99    311,626   $ 6.2142540    $1,937      0.80%         9.02%      4.50%

12/31/98    331,566   $ 5.8922150    $1,954      0.80%         8.59%     -7.42%

Equity Income Fund
Qualified
                                 Net Assets   Expenses as a  Investment
                         Unit                  % of Average   Income     Total
            Units        Value       (000s)     Net Assets     Ratio     Return
06/30/02      9,754   $ 8.0044660    $   78      0.80%         1.20%     -6.57%

12/31/01     10,097   $ 8.3340730    $   84      0.80%         1.35%     -3.07%

12/31/00     12,203   $ 8.5554690    $  104      0.80%         1.56%      9.99%

12/31/99     12,870   $ 7.6326810    $   98      0.80%         3.45%      0.29%

12/31/98     13,634   $ 7.6232515    $  104      0.80%         2.39%      9.20%


Equity Income Fund
Non-Qualified
                                 Net Assets   Expenses as a  Investment
                         Unit                  % of Average   Income     Total
            Units        Value       (000s)     Net Assets     Ratio     Return
06/30/02     82,934   $ 8.0812250    $  670      0.80%         1.21%     -6.72%

12/31/01     83,114   $ 8.4107880    $  699      0.80%         1.40%     -2.15%

12/31/00     83,117   $ 8.6263380    $  717      0.80%         1.57%      9.59%

12/31/99     98,218   $ 7.6969420    $  756      0.80%         3.47%      0.25%

12/31/98    102,352   $ 7.6852515    $  787      0.80%         3.01%      9.33%

Investors Trust
Qualified
                                 Net Assets   Expenses as a  Investment
                         Unit                  % of Average   Income     Total
            Units        Value       (000s)     Net Assets     Ratio     Return
06/30/02     39,589   $ 9.2236000    $  365      0.80%         0.00%    -29.53%

12/31/01     44,172   $10.9774400    $  485      0.80%         0.00%    -26.95%

12/31/00     51,786   $14.7399790    $  763      0.80%         0.00%    -17.05%

12/31/99     57,179   $18.2584280    $1,044      0.80%         0.00%     21.50%

12/31/98     77,934   $14.1630910    $1,104      0.80%         0.00%     24.64%


Investors Trust
Non-Qualified
                                 Net Assets   Expenses as a  Investment
                         Unit                  % of Average   Income     Total
            Units        Value       (000s)     Net Assets     Ratio     Return
06/30/02     80,347   $ 8.4984830    $  683      0.80%         0.00%    -29.55%

12/31/01     80,496   $10.1144550    $  814      0.80%         0.00%    -26.46%

12/31/00     80,991   $13.5804090    $1,100      0.80%         0.00%    -15.85%

12/31/99     96,764   $16.7875980    $1,624      0.80%         0.00%     22.45%

12/31/98    119,546   $13.0216756    $1,557      0.80%         0.00%     25.37%

Income Fund
Qualified
                                 Net Assets   Expenses as a  Investment
                         Unit                  % of Average   Income     Total
            Units        Value       (000s)     Net Assets     Ratio     Return
06/30/02     14,415   $ 6.5737540    $   95      0.80%         4.77%      5.03%

12/31/01     18,561   $ 6.3846520    $  119      0.80%         4.84%      5.45%

12/31/00     19,430   $ 5.9788880    $  116      0.80%         6.11%      4.99%

12/31/99     36,458   $ 5.6036150    $  204      0.80%         5.37%     -2.53%

12/31/98     50,830   $ 5.7743644    $  294      0.80%         5.32%      2.23%


Income Fund
Non-Qualified
                                 Net Assets   Expenses as a  Investment
                         Unit                  % of Average   Income     Total
            Units        Value       (000s)     Net Assets     Ratio     Return
06/30/02     31,651   $ 6.2958150    $  199      0.80%         4.77       5.04%

12/31/01     31,697   $ 6.1147200    $  194      0.80%         4.85%      5.56%

12/31/00     33,415   $ 5.7273950    $  191      0.80%         5.95%      5.43%

12/31/99     46,215   $ 5.3680040    $  248      0.80%         5.37%     -2.64%

12/31/98     58,838   $ 5.5313887    $  325      0.80%         5.32%      2.22%

PUTNAM VARIABLE TRUST DIVISIONS
Putnam Variable Trust
Money Market
Non-Qualified
                                 Net Assets   Expenses as a  Investment
                         Unit                  % of Average   Income     Total
            Units        Value       (000s)     Net Assets     Ratio     Return
06/30/02  1,580,854   $ 2.8654430    $4,530      0.80%         1.29%      0.49%

12/31/01  1,889,944   $ 2.8575780    $5,401      0.80%         3.24%      2.44%

12/31/00  1,963,132   $ 2.7738840    $5,446      0.80%         4.96%      4.16%

12/31/99  2,473,443   $ 2.6401820    $6,530      0.80%         4.03%      3.23%

12/31/98  2,858,428   $ 2.5414909    $7,265      0.80%         4.30%      3.50%


Putnam Variable Trust
Growth and Income
Non-Qualified
                                 Net Assets   Expenses as a  Investment
                         Unit                  % of Average   Income     Total
            Units        Value       (000s)     Net Assets     Ratio     Return
06/30/02    433,545   $ 7.0424210    $3,053      0.80%         2.75%    -16.12%

12/31/01    460,258   $ 7.7708320    $3,577      0.80%         1.41%     -6.20%

12/31/00    492,844   $ 8.3548510    $4,118      0.80%         2.93%      5.62%

12/31/99    553,365   $ 7.8011770    $4,317      0.80%         2.04%      0.28%

12/31/98    596,576   $ 7.7540932    $4,626      0.80%         3.33%     11.37%

Putnam Variable Trust Income
(formerly U.S. Government and High Quality Bond)
Non-Qualified
                                 Net Assets   Expenses as a  Investment
                         Unit                  % of Average   Income     Total
            Units        Value       (000s)     Net Assets     Ratio     Return
06/30/02    322,378   $ 4.1567740    $1,340      0.80%         9.12%      4.85%

12/31/01    358,375   $ 4.0411590    $1,448      0.80%         5.72%      5.23%

12/31/00    408,002   $ 3.7957380    $1,549      0.80%         6.06%      5.57%

12/31/99    500,055   $ 3.5477330    $1,774      0.80%         5.48%     -2.63%

12/31/98    523,878   $ 3.6565153    $1,916      0.80%         4.76%      5.89%

Note 9. Recent Developments:

As of August 1, 2002, Separate Account assets were adjusted to reflect the results of a review of policyholder liability accounts. This adjustment in the Separate Account assets makes those assets consistent with the value of contract owner interests in the Separate Account.

         Division                                                       Amount

         Putnam Income Fund - Non Qualified                        $  10,202.13
         Putnam Variable Trust Money Market - Non Qualified        $  44,102.32

In addition, the assets of the following subdivisions were decreased as follows. This adjustment in the Separate Account assets makes those assets consistent with the value of contract owner interests in the Separate Account.

         Division                                                       Amount

         Putnam Equity Income - Non Qualified                      $     326.62
         Putnam Income - Qualified                                 $   2,546.78
         Putnam Variable Trust Growth and Income - Non Qualified   $  67,758.83
         Putnam Variable Trust Income - Non Qualified              $   4,215.50